SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12.	SUBSEQUENT EVENTS

Issuance of Convertible Note and Warrant

On August 19, 2026, the Company issued a secured convertible promissory note with a principal amount of $165,000 for gross proceeds of $150,000, reflecting an original issue discount of $15,000. The note bears interest at 12% per annum and matures on August 19, 2027. The outstanding principal and accrued interest are convertible into shares of the Company’s common stock at a conversion price equal to a 35% discount to the market price at the time of conversion. In connection with the issuance of the note, the Company agreed to issue warrants to purchase up to 166,667 shares of common stock at an exercise price of $5.00 per share. In addition, the Company paid $10,000 of debt issuance costs related to due diligence and legal fees of the lender.

12.	SUBSEQUENT EVENTS

On January 14, 2026 the Company issued a convertible note in the amount of $10,000 to a related party. The note bears interest at 15%.

On January 28, 2026, the Company issued 250,000 shares of common stock to a consultant to provide strategic business development and networking services.

On January 29, 2026, the Company issued a convertible note in the amount of $50,000. The note bears interest at 18% and the conversion price is $1.00. In connection with the note the company will issue warrants convertible to 50,000 shares of common stock at an exercise price of $1.00.

On February 2, 2026, the Company issued a convertible note in the amount of $50,000. The note bears interest at 18% and the conversion price is $1.00. In connection with the note the company will issue warrants convertible to 50,000 shares of common stock at an exercise price of $1.00.

On March 17, 2026, the Company issued a secured convertible promissory note with a principal amount of $550,000 for gross proceeds of $500,000, reflecting an original issue discount of $50,000. The note bears interest at 12% per annum. The outstanding principal and accrued interest are convertible into shares of the Company’s common stock at a conversion price equal to a 35% discount to the market price at the time of conversion. In connection with the issuance of the note, the Company agreed to issue warrants to purchase up to 100,000 shares of common stock at an exercise price of $5.00 per share.